Note 7 - Accrued Expenses (Tables)	12 Months Ended
Sep. 30, 2018
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	2018	2017
Employee costs	$741,818	$884,390
Triton Datacom earn-out	–	222,611
Taxes other than income tax	260,390	163,016
Interest	9,251	22,121
Other, net	138,551	114,584

	$1,150,010	$1,406,722